Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Detail) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	$ 11,486,000,000
Carrying value	11,475,000,000	$ 10,709,000,000
Fair value	13,472,000,000	11,665,000,000
$50 Million of MTN Series 33 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	50,000,000
Carrying value	50,000,000	49,000,000
Fair value	50,000,000	49,000,000
$500 million of MTN Series 37 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	500,000,000
Carrying value	0	495,000,000
Fair value	0	495,000,000
$300 million of MTN Series 39 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	300,000,000
Carrying value	301,000,000	301,000,000
Fair value	301,000,000	301,000,000
Other Notes and Debentures [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying value	11,124,000,000	9,864,000,000
Fair value	$ 13,121,000,000	$ 10,820,000,000